Income and expenses - Staff Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Staff costs
Wages, salaries and similar expenses	$ 222,733	$ 212,098		$ 133,868
Pension plan contributions	13,631	10,647		8,986
Employee benefit costs	65,599	73,654		63,015
Staff costs	$ 301,963	$ 296,399	[1]	$ 205,869	[1]

[1]	The amounts for prior periods have been re-presented to show the results of the Spanish energy business within income (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.